Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Amount of dividends distributed	$ 0
Proceeds from issuance of common shares	$ 1,595,830
Stock Repurchased During Period, Shares	5,756,200
Stock Repurchased During Period, Value	$ 793,123
Central Plains Ltd
Equity
Common shares, issued	11,398,784
Common shares, per share	$ 0.14
Proceeds from issuance of common shares	$ 1,595,830